1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 1.9%

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	235,500	$6,026,445

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,994,679)		$6,026,445

	Par Value

MUNICIPAL BONDS – 96.0%

ALABAMA – 1.0%

GENERAL – 1.0%

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	$3,000,000	3,205,131

TOTAL ALABAMA		$3,205,131

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,857,641

TOTAL ALASKA		$1,857,641

ARIZONA – 3.6%

DEVELOPMENT – 0.3%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	1,000,000	1,011,661

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	60,000	60,855

TOTAL DEVELOPMENT		$1,072,516

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,041,793
5.00%, 11/01/30	1,000,000	1,080,647
5.00%, 11/01/32	865,000	933,852

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,328,100

TOTAL EDUCATION		$4,384,392

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A) 5.00%, 09/01/34	1,000,000	1,106,566
5.00%, 09/01/35	725,000	798,406

Description	Par Value	Value

5.00%, 09/01/36	$500,000	$547,001

TOTAL MEDICAL		$2,451,973

UTILITIES – 1.1%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,594,730

TOTAL ARIZONA		$11,503,611

CALIFORNIA – 0.9%

AIRPORT – 0.9%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	854,626

City of Los Angeles Department of Airports, CA, Revenue Bonds 4.00%, 05/15/35	600,000	614,520
4.00%, 05/15/36	800,000	811,138
4.00%, 05/15/37	500,000	502,687

TOTAL CALIFORNIA		$2,782,971

COLORADO – 4.9%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,661,102

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,325,494

MEDICAL – 1.7%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,260,509

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,062,077

TOTAL MEDICAL		$5,322,586

MULTIFAMILY HSG – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	1,003,259

TRANSPORTATION – 0.8%

E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A) 5.00%, 09/01/27	1,000,000	1,076,234

5.00%, 09/01/34	1,300,000	1,477,498

TOTAL TRANSPORTATION		$2,553,732

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	$1,750,000	$1,889,871

TOTAL COLORADO		$15,756,044

CONNECTICUT – 2.2%

GENERAL OBLIGATIONS – 0.9%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,794,736

HIGHER EDUCATION – 0.8%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,463,379

University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,059,327

TOTAL HIGHER EDUCATION		$2,522,706

MEDICAL – 0.5%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1) 4.00%, 07/01/28	685,000	700,339
4.00%, 07/01/29	500,000	514,186
4.00%, 07/01/30	600,000	619,765

TOTAL MEDICAL		$1,834,290

TOTAL CONNECTICUT		$7,151,732

DISTRICT OF COLUMBIA – 1.2%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A) 5.00%, 10/01/30	610,000	697,200
5.00%, 10/01/31	875,000	995,933
5.00%, 10/01/32	500,000	567,653

TOTAL GENERAL		$2,260,786

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,609,358

TOTAL DISTRICT OF COLUMBIA		$3,870,144

FLORIDA – 3.6%

AIRPORT – 0.3%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,043,389

GENERAL OBLIGATIONS – 0.7%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,076,740

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

Description	Par Value	Value

5.00%, 04/01/28	$750,000	$803,328
5.00%, 04/01/30	750,000	802,078
5.00%, 04/01/31	750,000	802,353
5.00%, 04/01/33	750,000	800,175

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,653,964

TOTAL HIGHER EDUCATION		$4,861,898

HOUSING – 0.3%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A) 5.00%, 02/01/25	500,000	507,573
5.00%, 02/01/26	500,000	515,617

TOTAL HOUSING		$1,023,190

MULTIFAMILY HSG – 0.8%

Miami-Dade County Housing Finance Authority, FL, Revenue Bonds, (HUD SECT 8), 5.00%, 10/01/26	2,500,000	2,566,908

TOTAL FLORIDA		$11,572,125

GEORGIA – 3.7%

GENERAL – 3.4%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	3,305,000	3,415,373

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,060,807

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A) 4.00%, 07/01/52	3,000,000	3,014,350
5.00%, 06/01/53	3,000,000	3,172,102

TOTAL GENERAL		$10,662,632

TRANSPORTATION – 0.3%

Georgia Ports Authority, GA, Revenue Bonds, 4.00%, 07/01/39	1,000,000	1,039,759

TOTAL GEORGIA		$11,702,391

IDAHO – 1.0%

HIGHER EDUCATION – 1.0%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,119,736

TOTAL IDAHO		$3,119,736

ILLINOIS – 7.4%

GENERAL – 2.5%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	4,875,000	5,119,647

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,715,170

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	$1,000,000	$1,083,391

TOTAL GENERAL		$7,918,208

GENERAL OBLIGATIONS – 4.1%

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,280,177

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A) 5.00%, 10/01/29	2,000,000	2,167,035
5.00%, 10/01/33	1,000,000	1,073,994

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,358,470

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,201,996

TOTAL GENERAL OBLIGATIONS		$13,081,672

MULTIFAMILY HSG – 0.3%

Illinois Housing Development Authority, IL, Revenue Bonds, Ogden Commons, 4.00%, 07/01/43	1,000,000	1,002,705

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,590,272

TOTAL ILLINOIS		$23,592,857

INDIANA – 2.1%

DEVELOPMENT – 2.1%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,629,002

TOTAL INDIANA		$6,629,002

IOWA – 1.0%

EDUCATION – 1.0%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,142,556

TOTAL IOWA		$3,142,556

KENTUCKY – 2.2%

GENERAL – 2.2%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	3,000,000	3,005,973

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,008,341

TOTAL KENTUCKY		$7,014,314

MARYLAND – 0.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B) 5.00%, 08/01/28	730,000	780,427
5.00%, 08/01/29	500,000	541,462

Description	Par Value	Value

5.00%, 08/01/30	$515,000	$565,383
5.00%, 08/01/31	650,000	721,358

TOTAL MARYLAND		$2,608,630

MASSACHUSETTS – 2.3%

GENERAL – 1.1%

Commonwealth of Massachusetts, MA, Refunding Revenue Bonds, (BHAC-CR FGIC), 5.50%, 01/01/34	2,790,000	3,380,334

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,039,613

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B) 5.00%, 07/01/33	1,800,000	1,973,142
4.25%, 07/01/44	1,000,000	997,903

TOTAL STUDENT LOAN		$2,971,045

TOTAL MASSACHUSETTS		$7,390,992

MICHIGAN – 3.0%

MULTIFAMILY HSG – 1.4%

Michigan State Housing Development Authority, MI, Revenue Bonds, (Clark Road Senior Apartment Project), 4.50%, 12/01/42	4,300,000	4,362,172

SCHOOL DISTRICT – 1.1%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax 4.00%, 05/01/33	1,330,000	1,381,212
4.00%, 05/01/34	1,000,000	1,035,230

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,057,148

TOTAL SCHOOL DISTRICT		$3,473,590

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC, 5.50%, 07/01/29	145,000	152,468

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,473,017

TOTAL WATER		$1,625,485

TOTAL MICHIGAN		$9,461,247

MINNESOTA – 1.6%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,088,084

MEDICAL – 1.0%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,164,151

TOTAL MINNESOTA		$5,252,235

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEVADA – 1.4%

GENERAL OBLIGATIONS – 1.4%

Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	$1,250,000	$1,241,893

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,155,964

TOTAL NEVADA		$4,397,857

NEW JERSEY – 5.0%

GENERAL – 2.7%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	3,000,000	3,195,053

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	226,494

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System) 5.00%, 12/15/28	1,135,000	1,251,088
5.00%, 12/15/34	3,000,000	3,257,185

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	559,156

TOTAL GENERAL		$8,488,976

HIGHER EDUCATION – 1.0%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), ETM, 5.00%, 07/01/27	2,000,000	2,048,568

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,056,345

TOTAL HIGHER EDUCATION		$3,104,913

MULTIFAMILY HSG – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	395,331

SCHOOL DISTRICT – 0.2%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM) 5.00%, 07/15/28	250,000	270,738
5.00%, 07/15/29	250,000	274,859
5.00%, 07/15/30	250,000	279,388

TOTAL SCHOOL DISTRICT		$824,985

STUDENT LOAN – 1.0%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B) 5.00%, 12/01/26	2,000,000	2,070,259
4.00%, 12/01/44	1,000,000	991,003

TOTAL STUDENT LOAN		$3,061,262

TOTAL NEW JERSEY		$15,875,467

Description	Par Value	Value

NEW YORK – 6.5%

AIRPORT – 1.8%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series) 4.00%, 03/15/30	$1,000,000	$1,029,674
5.00%, 09/15/31	2,500,000	2,663,056

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,899,452

TOTAL AIRPORT		$5,592,182

DEVELOPMENT – 1.1%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	3,000,000	3,537,281

GENERAL – 1.8%

New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, (Series D), 4.00%, 11/01/46	990,000	984,834

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,580,927

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,081,867

TOTAL GENERAL		$5,647,628

GENERAL OBLIGATIONS – 1.1%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A) 5.00%, 09/01/36	1,600,000	1,865,754
4.00%, 08/01/37	1,500,000	1,575,650

TOTAL GENERAL OBLIGATIONS		$3,441,404

HIGHER EDUCATION – 0.3%

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,062,297

MULTIFAMILY HSG – 0.4%

New York State Housing Finance Agency, NY, Revenue Bonds, (Series A), (SONYMA HUD SECT 8), 3.75%, 11/01/62	1,405,000	1,411,570

TOTAL NEW YORK		$20,692,362

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,771,826

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,371,986

TOTAL NORTH CAROLINA		$6,143,812

OHIO – 4.2%

GENERAL OBLIGATIONS – 0.7%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A)

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 03/01/34	$1,000,000	$1,195,777
5.00%, 03/01/35	1,000,000	1,190,933

TOTAL GENERAL OBLIGATIONS		$2,386,710

HIGHER EDUCATION – 1.0%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,104,716

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	2,029,942

TOTAL HIGHER EDUCATION		$3,134,658

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,228,903

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,289,737

TOTAL MEDICAL		$4,518,640

POWER – 1.1%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,371,452

TOTAL OHIO		$13,411,460

OKLAHOMA – 1.1%

GENERAL – 1.1%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,467,641

TOTAL OKLAHOMA		$3,467,641

OREGON – 0.4%

GENERAL – 0.4%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,155,814

TOTAL OREGON		$1,155,814

PENNSYLVANIA – 10.0%

AIRPORT – 1.5%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A) 5.00%, 01/01/28	1,500,000	1,585,075
4.00%, 01/01/38	1,500,000	1,501,292

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,573,087

TOTAL AIRPORT		$4,659,454

GENERAL – 2.0%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,177,583

Description	Par Value	Value

Sports & Exhibition Authority of Pittsburgh and Allegheny County, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 02/01/26	$2,930,000	$3,043,950

TOTAL GENERAL		$6,221,533

HIGHER EDUCATION – 1.9%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,067,000

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,175,213

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,031,941

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A) 5.00%, 11/01/25	700,000	710,531
5.00%, 11/01/26	350,000	358,982
5.00%, 11/01/27	600,000	621,316
5.00%, 11/01/28	1,100,000	1,149,076

TOTAL HIGHER EDUCATION		$6,114,059

MEDICAL – 0.9%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,779,496

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,075,231

TRANSPORTATION – 1.2%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,142,565

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B) 5.00%, 12/01/35	500,000	585,121
5.00%, 12/01/36	500,000	579,768
5.00%, 12/01/37	500,000	574,864

TOTAL TRANSPORTATION		$3,882,318

UTILITIES – 0.4%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,151,259

WATER – 1.8%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	2,655,000	2,847,817

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 09/01/38	$1,250,000	$1,435,049
5.00%, 09/01/39	1,000,000	1,137,875

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	409,492

TOTAL WATER		$5,830,233

TOTAL PENNSYLVANIA		$31,713,583

SOUTH CAROLINA – 1.9%

TOBACCO SETTLEMENT – 1.9%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	5,215,000	6,185,510

TOTAL SOUTH CAROLINA		$6,185,510

TENNESSEE – 0.4%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,219,896

TOTAL TENNESSEE		$1,219,896

TEXAS – 9.6%

AIRPORT – 0.7%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,042,258

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,163,505

TOTAL AIRPORT		$2,205,763

EDUCATION – 0.7%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD) 5.00%, 08/15/39	500,000	560,416
5.00%, 08/15/40	500,000	557,529

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,086,446

TOTAL EDUCATION		$2,204,391

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax 4.00%, 08/15/31	1,000,000	1,019,539
4.00%, 08/15/32	1,000,000	1,017,831

TOTAL GENERAL		$2,037,370

GENERAL OBLIGATIONS – 3.6%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A) 5.00%, 02/15/40	1,250,000	1,420,141
5.00%, 02/15/41	1,000,000	1,127,977

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax 4.00%, 04/01/24	100,000	100,066
4.00%, 04/01/25	100,000	100,936

Description	Par Value	Value
4.00%, 04/01/26	$100,000	$101,644
4.00%, 04/01/27	100,000	102,672
4.00%, 04/01/28	535,000	553,595
4.00%, 04/01/29	100,000	104,238
4.00%, 04/01/30	100,000	105,179
4.00%, 04/01/31	350,000	366,299
4.00%, 04/01/32	100,000	104,053
4.00%, 04/01/33	495,000	512,467
4.00%, 04/01/34	100,000	103,141
4.00%, 04/01/35	100,000	102,785
4.00%, 04/01/36	380,000	387,686

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,268,056

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,085,931

TOTAL GENERAL OBLIGATIONS		$11,646,866

MEDICAL – 1.2%

Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, School Health Care System (Series B) 5.75%, 07/01/27	1,035,000	1,084,010
6.25%, 07/01/27	1,100,000	1,159,117

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,594,344

TOTAL MEDICAL		$3,837,471

MULTIFAMILY HSG – 0.3%

El Paso Housing Finance Corp., TX, Revenue Bonds, (HUD SECT 8), 4.50%, 03/01/26	1,000,000	1,006,927

SCHOOL DISTRICT – 0.8%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,054,793

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,467,381

TOTAL SCHOOL DISTRICT		$2,522,174

STUDENT LOAN – 0.8%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	2,295,000	2,456,363

TRANSPORTATION – 0.9%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,574,426

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,233,042

TOTAL TRANSPORTATION		$2,807,468

TOTAL TEXAS		$30,724,793

UTAH – 4.2%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A) 5.00%, 07/01/32	3,000,000	3,172,614

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 07/01/33	$2,500,000	$2,642,010

TOTAL AIRPORT		$5,814,624

MEDICAL – 2.4%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	2,500,000	2,547,345
5.13%, 02/15/33	5,090,000	5,173,899

TOTAL MEDICAL		$7,721,244

TOTAL UTAH		$13,535,868

WASHINGTON – 5.4%

GENERAL – 2.0%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	6,245,000	6,334,721

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,812,380

POWER – 1.1%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,557,269

SCHOOL DISTRICT – 1.0%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,192,098

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,251,712

TOTAL WASHINGTON		$17,148,180

Description	Par Value	Value

WISCONSIN – 0.9%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.) 4.00%, 01/01/32	$500,000	$504,833
4.00%, 01/01/33	500,000	504,632

TOTAL MEDICAL		$1,009,465

POWER – 0.6%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,744,032

TOTAL WISCONSIN		$2,753,497

TOTAL MUNICIPAL BONDS (Cost $314,386,548)		$306,039,099

	Number of Shares

MONEY MARKET FUND – 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	5,181,495	5,181,495

TOTAL MONEY MARKET FUND (Cost $5,181,495)		$5,181,495

TOTAL INVESTMENTS – 99.5% (Cost $325,562,722)		$317,247,039

OTHER ASSETS LESS LIABILITIES – 0.5%		1,466,579

TOTAL NET ASSETS – 100.0%		$318,713,618

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$6,026,445	$—	$—	$6,026,445
Municipal Bonds	—	306,039,099	—	306,039,099
Money Market Fund	5,181,495	—	—	5,181,495

Total	$11,207,940	$306,039,099	$—	$317,247,039

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

January 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)